Retirement and Post-Retirement Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Nov. 01, 2015
Employer Contributions and Funding Policy
Defined Contribution Plan, Cost Recognized	$ 92	$ 93	$ 98
Pension Plans | Actual
Actual Return on Plan Assets:
Plan assets				$ 11,930
Separation Related Activities
Projected benefit obligation				13,791
Funded status at end of year	1,861
U.S. Defined Benefit Plans
Separation Related Activities
Funded status at end of year	(1,632)	(1,407)
U.S. Defined Benefit Plans | Actual
Actual Return on Plan Assets:
Plan assets				11,077
Separation Related Activities
Projected benefit obligation	12,709
Funded status at end of year	$ 1,632
Post-Retirement Benefit Plans
Retirement and post-retirement benefit plans
Eligible Age for HP Retirement Medical Savings Account Plan	45 years
Separation Related Activities
Funded status at end of year	$ (163)	$ (382)
Post-Retirement Benefit Plans | Actual
Actual Return on Plan Assets:
Plan assets				$ 434
Separation Related Activities
Projected benefit obligation	597
Funded status at end of year	$ 163